Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Event [Line Items]
Subsequent Events
15. Subsequent Events
Issuance of Convertible Notes
In March and April of 2021, the Company entered into additional note purchase agreements (the “2021 Notes”) pursuant to which the Company borrowed an aggregate of $12.5 million from existing investors. Outstanding balances under the 2021 Notes accrue interest at a rate of 8%, compounded daily, and have a maturity date of September 1, 2025. The conversion features of the 2021 Notes are identical to the conversion features of the Convertible Notes.
Proposed Merger
On April 27, 2021, the Company executed a definitive merger agreement with Blue Water Acquisition Corporation (“Blue Water”, or “BLUW”), a Special Purpose Acquisition Company. Upon the completion of the proposed business combination transaction, the convertible noteholders and Series D Preferred Stock shareholders of Clarus will exchange their interests in Clarus for shares of common stock of continuing public company or Combined Entity. The proposed merger is expected to be accounted for as a “reverse recapitalization” in accordance with U.S. GAAP. Under the reverse recapitalization model, the Business Combination will be treated as Clarus issuing equity for the net assets of BLUW, with no goodwill or intangible assets recorded. Under this method of accounting, Blue Water will be treated as the “acquired” company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the merger, the Company’s stockholders are expected to have a majority of the voting power of the combined company, the Company will comprise all of the ongoing operations of the combined entity, the Company will comprise a majority of the governing body of the combined company, and the Company’s senior management will comprise all of the senior management of the combined company. As a result of the proposed merger, Blue Water will be renamed Clarus Therapeutics Holdings, Inc., or Combined Entity, and Clarus will become a wholly owned subsidiary of Combined Entity.
Blue Water is expected to receive net proceeds of approximately $198.2 million upon the closing of the proposed merger transaction, assuming no redemptions are affected by stockholders of Blue Water, and will operate under the current Clarus management team upon the closing of the proposed merger. In connection with the proposed merger, the Company’s convertible noteholders and senior secured noteholders agreed to provide $25.0 million in additional capital to the Company following the close of the merger. All such proceeds will convert to shares of Blue Water common stock at a price of $10.00 per share at the merger closing. The closing of the proposed merger is a precondition to the additional financing.
Subject to the terms of the merger agreement, at the effective time of the merger (the “Effective Time”), each share of Clarus’s redeemable convertible Series D Preferred Stock issued and outstanding immediately prior to the Effective Time shall be converted into shares of the combined Company’s common stock and all principal and accrued interest under the Company’s Series D convertible notes shall convert into shares of common stock of the surviving entity, subject to adjustment in accordance with the exchange ratio. All other series of preferred stock, common stock and stock options will be cancelled and extinguished upon completion of the proposed merger. In addition, Clarus’s existing equity incentive plans will be terminated. Any unexpired, outstanding Series D Warrants will remain outstanding and become exercisable shares of common stock of the surviving entity, subject to adjustment in accordance with the exchange ratio.
The boards of directors of both Blue Water and Clarus have approved the proposed transaction. Completion of the transaction is expected to be in the third quarter of 2021, and is subject to, among other things, the approval by Blue Water’s shareholders, satisfaction of the conditions stated in the merger agreement and other customary closing conditions. There is no assurance that the transaction will be consummated.